Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 15.0%
AT&T, Inc.	18,704	$425,890
Comcast Corp. - Class A	16,276	610,838
Interpublic Group of Cos., Inc.	13,608	381,296
Match Group, Inc. (a)	16,425	537,262
Nexstar Media Group, Inc.	3,163	499,659
Sirius XM Holdings, Inc.	20,258	461,883
T-Mobile US, Inc.	1,418	312,995
Warner Bros Discovery, Inc. (a)	47,781	505,045
		3,734,868

Consumer Discretionary - 17.0%
Abercrombie & Fitch Co. - Class A (a)	3,772	563,801
Gap, Inc.	20,498	484,368
Harley-Davidson, Inc.	12,862	387,532
Lear Corp.	5,080	481,076
PVH Corp.	4,711	498,188
Signet Jewelers Ltd.	6,084	491,039
Tapestry, Inc.	10,375	677,799
Williams-Sonoma, Inc.	3,393	628,316
		4,212,119

Consumer Staples - 3.7%
Ingredion, Inc.	2,344	322,440
Molson Coors Beverage Co. - Class B	10,528	603,465
		925,905

Energy - 19.7%
Halliburton Co.	22,132	601,769
Magnolia Oil & Gas Corp. - Class A	17,980	420,372
Marathon Petroleum Corp.	3,405	474,998
Matador Resources Co.	8,201	461,388
Murphy Oil Corp.	16,835	509,427
NOV, Inc.	33,613	490,750
Permian Resources Corp.	26,089	375,160
Schlumberger NV	15,550	596,187
SM Energy Co.	12,547	486,322
Valero Energy Corp.	3,751	459,835
		4,876,208

Financials - 3.8%
Fidelity National Financial, Inc.	8,613	483,534
Franklin Resources, Inc.	22,639	459,345
		942,879

Health Care - 7.8%
Cencora, Inc.	2,788	626,408
McKesson Corp.	647	368,732
Organon & Co.	32,972	491,942
Zimmer Biomet Holdings, Inc.	4,152	438,576
		1,925,658

Industrials - 18.0%
Dun & Bradstreet Holdings, Inc.	30,903	385,051
EnerSys	3,665	338,756
FedEx Corp.	2,300	647,059
Genpact Ltd.	14,331	615,516
Leidos Holdings, Inc.	4,209	606,349
Oshkosh Corp.	3,921	372,769
Owens Corning	3,258	554,903
Science Applications International Corp.	3,114	348,083
Timken Co.	8,363	596,867
		4,465,353

Information Technology - 7.3%
Cisco Systems, Inc.	11,031	653,035
Dropbox, Inc. - Class A (a)	17,213	517,079
Skyworks Solutions, Inc.	7,228	640,979
		1,811,093

Materials - 7.5%
Berry Global Group, Inc.	5,550	358,919
Celanese Corp.	7,600	525,996
CF Industries Holdings, Inc.	7,198	614,133
Olin Corp.	10,420	352,196
		1,851,244
TOTAL COMMON STOCKS (Cost $25,230,734)		24,745,327

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (b)	97,074	97,074
TOTAL SHORT-TERM INVESTMENTS (Cost $97,074)		97,074

TOTAL INVESTMENTS - 100.2% (Cost $25,327,808)		24,842,401
Liabilities in Excess of Other Assets - (0.2)%		(44,355)
TOTAL NET ASSETS - 100.0%		$24,798,046
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Cash Flow Dividend Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,745,327	$–	$–	$24,745,327
Money Market Funds	97,074	–	–	97,074
Total Investments	$24,842,401	$–	$–	$24,842,401

Refer to the Schedule of Investments for further disaggregation of investment categories.